CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member]	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	16.00%		10.00%		28.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	12.00%		15.00%			[1]
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	11.00%			[1]		[1]
Customer D [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	13.00%			[1]

[1]	Less than 10%